OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
Schedule of composition of non financial liabilities

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenue (1)(2)	3,044,664	2,533,081	348,936	420,208	3,393,600	2,953,289
Sales tax	17,801	7,194	—	—	17,801	7,194
Retentions	48,649	40,810	—	—	48,649	40,810
Other taxes	6,892	12,045	—	—	6,892	12,045
Dividends payable	174,549	—	—	—	174,549	—
Other sundry liabilities	9,351	49,121	—	—	9,351	49,121
Total other non-financial liabilities	3,301,906	2,642,251	348,936	420,208	3,650,842	3,062,459

Schedule of deferred income movement
Deferred Revenue Movement

		Deferred revenue
	Initial balance	(1) Recognition	Use	Loyalty program (Award and redeem)	Expiration of tickets	Translation Difference	Others provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2021	2,738,888	4,221,168	(4,053,345)	(12,091)	(114,227)	—	4,800	2,785,193

From January 1 to December 31, 2022	2,785,193	9,772,469	(9,077,188)	(241,201)	(314,027)	4,585	23,458	2,953,289

From January 1 to December 31, 2023	2,953,289	14,238,959	(13,505,496)	17,680	(391,998)	84,988	(3,822)	3,393,600
(1)The balance includes mainly, deferred revenue for services not provided as of December 31, 2023 and December 31, 2022 and for the frequent flyer LATAM Pass program.
LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other airlines associated with the program, as well as by buying in stores or use the services of a vast network of companies that have agreements with the program around the world.
(2)As of December 31, 2023, Deferred Income includes ThUS$40,500 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance.